TRADE AND OTHER RECEIVABLES - Summary of Non-Current Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Loans receivable	$ 17,801	$ 21,613	$ 2,259
Call deposit	4,457	4,584	1,984
Cash Guarantees and deposits	11,344	14,663	8,992
Other	45	56	0
Total	$ 33,647	$ 40,916	$ 13,235